Accounts Payable and Other Liabilities	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
Accounts Payable and Other Liabilities
10.
Accounts payable and other liabilities

Accounts payable and other liabilities is comprised of the following balances:

	As of December 31,
	2025	2024
Accounts payable	$60,098	$57,642
Other payables (1)	8,711	13,309
Accrued liabilities (2)	65,474	59,298
Payroll liabilities	23,195	23,463
Provisions and contingent liabilities (3)	51,952	23,228
Total	$209,430	$176,940

(1)
Other payables mainly consist of sales tax and value added tax payable and other miscellaneous payables.
(2)
Accrued liabilities mainly consist of general accrued expenses and external interest payable.
(3)
Provisions and contingent liabilities mainly consist of uncertain tax positions (See Note 3), allowance for credit losses related to financial guarantees and merchant overdrafts (See Note 7), and provisions recognized for certain litigation claims (See Note 17).